Document and Entity Information	Apr. 21, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 21, 2021
Entity Registrant Name	EAGLE FINANCIAL SERVICES, INC.
Entity Central Index Key	0000880641
Entity Emerging Growth Company	false
Entity File Number	0-20146
Entity Incorporation, State or Country Code	VA
Entity Tax Identification Number	54-1601306
Entity Address, Address Line One	2 East Main StreetP.O. Box 391
Entity Address, City or Town	Berryville
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22611
City Area Code	540
Local Phone Number	955-2510
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	None
No Trading Symbol Flag	true
Name of each exchange on which registered	NONE